Quarterly portfolio holdings
John Hancock
Premium Dividend Fund
Closed-end U.S. equity
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 67.1% (43.6% of Total investments)		$458,607,998
(Cost $367,332,514)
Communication services 6.8%		46,290,494
Diversified telecommunication services 6.8%
AT&T, Inc. (A)	784,919	21,514,630
Verizon Communications, Inc. (A)	579,417	24,775,864
Consumer staples 1.4%		9,925,025
Tobacco 1.4%
Philip Morris International, Inc. (A)	60,500	9,925,025
Energy 10.9%		74,354,914
Oil, gas and consumable fuels 10.9%
BP PLC, ADR (A)(B)	590,950	18,999,043
Enbridge, Inc.	281,200	12,735,548
Kinder Morgan, Inc. (A)	799,001	22,419,968
ONEOK, Inc. (A)	100,500	8,252,055
South Bow Corp.	455,000	11,948,300
Financials 1.3%		8,826,920
Banks 1.3%
Columbia Banking System, Inc. (A)(B)	370,879	8,826,920
Materials 0.7%		4,574,400
Metals and mining 0.7%
Vale SA, ADR (A)(B)	480,000	4,574,400
Real estate 1.6%		11,034,450
Specialized REITs 1.6%
Crown Castle, Inc. (A)	105,000	11,034,450
Utilities 44.4%		303,601,795
Electric utilities 26.7%
American Electric Power Company, Inc. (A)	140,000	15,839,600
Duke Energy Corp. (A)(B)	167,000	20,313,880
Entergy Corp. (A)	200,000	18,086,000
Evergy, Inc. (A)(B)	245,000	17,346,000
Eversource Energy (A)(B)	217,033	14,345,881
Exelon Corp. (A)	230,000	10,336,200
FirstEnergy Corp. (A)	415,000	17,724,650
OGE Energy Corp. (A)(B)	445,000	20,211,900
Pinnacle West Capital Corp. (A)	70,000	6,343,400
PPL Corp. (A)(B)	535,000	19,094,150
The Southern Company (A)	130,000	12,282,400
TXNM Energy, Inc. (A)	185,000	10,506,150
Gas utilities 2.7%
Spire, Inc. (A)(B)	185,000	13,776,950
UGI Corp. (A)(B)	140,000	5,065,200
Independent power and renewable electricity producers 1.4%
The AES Corp. (A)	710,086	9,337,631
Multi-utilities 13.6%
Algonquin Power & Utilities Corp. (A)(B)	1,547,596	9,130,816
Dominion Energy, Inc. (A)	268,800	15,711,360
DTE Energy Company (A)	105,000	14,533,050
National Grid PLC, ADR (A)(B)	199,166	14,019,295
NiSource, Inc. (A)	230,000	9,763,500
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Public Service Enterprise Group, Inc. (A)	200,000	$17,958,000

Sempra (A)	145,394	11,875,782
Preferred securities (C) 43.4% (28.3% of Total investments)		$297,137,999
(Cost $306,049,979)
Financials 33.3%		227,858,293
Banks 12.3%
Bank of America Corp., 5.000% (A)	123,825	2,532,221
Bank of America Corp., 7.250%	6,000	7,320,000
Citizens Financial Group, Inc., 6.500% (6.500% 10-6-30, then 5 Year CMT + 2.629%)	142,650	3,576,236
Citizens Financial Group, Inc., 7.375% (A)	333,425	8,825,760
Fulton Financial Corp., 5.125%	197,400	3,691,380
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (A)	261,075	6,688,742
KeyCorp, 5.650% (A)	98,925	2,187,232
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%) (A)	80,000	1,996,800
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (A)	134,275	3,346,133
M&T Bank Corp., 7.500% (A)	315,000	8,514,450
Regions Financial Corp., 4.450% (A)	264,553	4,783,118
Synovus Financial Corp., 7.922% (3 month CME Term SOFR + 3.614%) (A)(D)	74,850	1,919,903
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (A)(D)	305,500	8,013,265
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (A)	170,975	4,479,545
Wells Fargo & Company, 7.500%	14,000	16,583,560
Capital markets 8.0%
Affiliated Managers Group, Inc., 6.750% (A)	309,200	7,513,560
Brookfield Finance, Inc., 4.625% (A)	170,000	2,716,600
Carlyle Finance LLC, 4.625% (A)	53,575	971,315
KKR & Company, Inc., 6.250%	57,950	3,329,228
Morgan Stanley, 6.375% (A)	344,227	8,581,579
Morgan Stanley, 6.500% (A)	260,025	6,656,640
Morgan Stanley, 6.625% (A)	145,050	3,736,488
Morgan Stanley, 7.125% (A)	190,075	4,833,607
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	270,000	6,971,400
TPG Operating Group II LP, 6.950% (A)	349,525	9,080,660
Consumer finance 1.6%
Capital One Financial Corp., 5.000% (A)	124,350	2,445,965
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (A)	325,825	8,451,901
Financial services 2.7%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (A)	359,686	9,578,438
Corebridge Financial, Inc., 6.375% (A)	269,250	6,540,083
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	82,075	2,148,724
Insurance 8.7%
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	207,525	5,250,383
American National Group, Inc., 7.375%	329,750	8,342,675
Aspen Insurance Holdings, Ltd., 7.000% (A)	271,450	6,704,815
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	349,213	8,691,912
Brighthouse Financial, Inc., 6.600% (A)	125,485	2,075,522
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	55,875	1,285,125
F&G Annuities & Life, Inc., 7.300%	246,050	5,932,266
F&G Annuities & Life, Inc., 7.950%	300,100	8,039,679
Lincoln National Corp., 9.000% (A)	330,275	9,026,416
The Allstate Corp., 7.375% (A)	166,975	4,494,967
Utilities 10.1%		69,279,706
Electric utilities 8.4%
Duke Energy Corp., 5.750% (A)	199,700	4,966,539
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy Capital Holdings, Inc., 6.500%	285,000	$7,153,500
NextEra Energy, Inc., 6.926%	104,200	4,246,150
NextEra Energy, Inc., 7.234%	135,000	5,972,400
NSTAR Electric Company, 4.250%	13,347	937,627
NSTAR Electric Company, 4.780%	100,000	7,800,000
SCE Trust II, 5.100%	536,770	8,840,602
SCE Trust VI, 5.000%	166,130	2,757,758
SCE Trust VII, 7.500%	400,000	9,252,000
SCE Trust VIII, 6.950%	217,275	4,873,478
Union Electric Company, 3.700%	12,262	735,720
Gas utilities 0.6%
Spire, Inc., 5.900% (A)	183,775	4,456,544
Multi-utilities 1.1%
Algonquin Power & Utilities Corp., 8.573% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (D)	240,675	6,288,838
Sempra, 5.750% (A)	45,000	998,550

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 41.5% (27.0% of Total investments)				$283,480,518
(Cost $277,639,351)
Communication services 0.8%				5,644,225
Diversified telecommunication services 0.8%
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	5,575,000	5,644,225
Consumer discretionary 0.7%				4,706,319
Automobiles 0.7%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(B)(E)	6.500	09-30-28	4,796,000	4,706,319
Energy 2.7%				18,585,634
Oil, gas and consumable fuels 2.7%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	8,000,000	8,026,824
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	3,525,000	3,631,053
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (A)(B)	7.375	01-15-83	3,304,000	3,402,548
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	3,130,000	3,525,209
Financials 30.8%				210,749,311
Banks 21.5%
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (A)(B)(E)	5.875	03-15-28	3,350,000	3,363,356
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(E)	6.125	04-27-27	11,000,000	11,095,458
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (E)	6.250	07-26-30	3,550,000	3,537,788
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (E)	6.625	05-01-30	7,513,000	7,693,710
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85	6,525,000	6,538,050
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (A)(B)(E)	6.875	08-15-30	5,400,000	5,445,900
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (E)	6.950	02-15-30	4,175,000	4,208,826
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (E)	7.375	05-15-28	8,095,000	8,409,580
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (E)	7.625	11-15-28	10,225,000	10,666,638
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (D)(E)	7.550	10-06-25	18,000,000	18,002,718
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (D)(E)	7.704	10-06-25	5,285,000	5,285,666
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (E)	6.450	10-01-27	7,000,000	7,044,366
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (E)	7.250	07-01-29	4,300,000	4,420,890
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (A)(B)(E)	6.875	06-01-29	6,445,000	6,736,140
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (E)	6.000	05-15-27	8,285,000	8,300,895
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (A)(B)(E)	6.200	09-15-27	12,680,000	12,817,045
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (A)(B)(E)	6.250	03-15-30	6,100,000	6,169,455
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (E)	6.850	09-15-29	5,350,000	$5,541,642
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (E)	7.625	09-15-28	11,301,000	12,029,383
Capital markets 5.1%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (E)	6.700	03-15-29	4,332,000	4,466,275
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (A)(B)(E)	6.300	03-20-30	5,142,000	5,270,360
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (A)(B)(E)	6.125	11-10-34	3,896,000	3,852,602
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (E)	7.500	02-10-29	12,857,000	13,580,258
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (E)	7.500	05-10-29	7,308,000	7,635,618
Insurance 4.2%
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	3,400,000	3,346,427
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (F)	7.950	10-15-54	6,000,000	6,270,030
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (E)(F)	6.500	11-13-26	10,000,000	9,304,127
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (E)(F)	9.508	05-13-30	9,549,000	9,716,108
Health care 0.8%				5,545,111
Health care equipment and supplies 0.8%
Dentsply Sirona, Inc. (8.375% to 9-12-30, then 5 Year CMT + 4.379%)	8.375	09-12-55	5,500,000	5,545,111
Industrials 0.8%				5,649,392
Trading companies and distributors 0.8%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (E)	6.000	09-24-29	5,751,000	5,649,392
Real estate 0.8%				5,043,130
Residential REITs 0.8%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (E)(F)	9.500	03-30-30	5,000,000	5,043,130
Utilities 4.1%				27,557,396
Electric utilities 2.1%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (E)	5.000	12-15-26	4,601,000	4,046,724
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	5,600,000	5,797,557
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%) (A)(B)	6.500	03-15-55	4,215,000	4,306,998
Gas utilities 1.1%
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	7,225,000	7,346,156
Multi-utilities 0.9%

CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55	6,010,000	6,059,961

Capital preferred securities (G) 1.1% (0.7% of Total investments)				$7,626,335
(Cost $9,141,705)
Financials 1.1%				7,626,335
Insurance 1.1%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (F)	7.875	12-15-37	6,990,000	7,626,335

U.S. Government and Agency obligations 0.5% (0.3% of Total investments)				$3,585,995
(Cost $3,533,000)
U.S. Government Agency 0.5%				3,585,995
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (E)	7.000	09-15-30	3,533,000	3,585,995

	Yield (%)	Shares	Value
Short-term investments 0.1% (0.1% of Total investments)			$601,101
(Cost $601,200)
Short-term funds 0.1%			601,101
John Hancock Collateral Trust (H)	4.2650(I)	60,099	601,101

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	5

Total investments (Cost $964,297,749) 153.7%	$1,051,039,946
Other assets and liabilities, net (53.7%)	(367,257,451)
Total net assets 100.0%	$683,782,495

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-25 was $592,208,332.
(B)	All or a portion of this security is on loan as of 7-31-25, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $149,614,066.
(C)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following country composition as a percentage of total investments on 7-31-25:
United States	88.7%
Canada	7.0%
United Kingdom	3.1%
Other countries	1.2%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	187,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$1,009,987	$1,009,987
Centrally cleared	93,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	683,621	683,621
Centrally cleared	46,850,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	28,252	28,252
								—	$1,721,860	$1,721,860

(a)	At 7-31-25, the overnight SOFR was 4.390%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$458,607,998	$458,607,998	—	—
Preferred securities
Financials	227,858,293	227,858,293	—	—
Utilities	69,279,706	60,743,986	$8,535,720	—
Corporate bonds	283,480,518	—	283,480,518	—
Capital preferred securities	7,626,335	—	7,626,335	—
U.S. Government and Agency obligations	3,585,995	—	3,585,995	—
Short-term investments	601,101	601,101	—	—
Total investments in securities	$1,051,039,946	$747,811,378	$303,228,568	—
Derivatives:
Assets
Swap contracts	$1,721,860	—	$1,721,860	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	60,099	$1,424,990	$146,391,782	$(147,215,205)	$(438)	$(28)	$220,823	—	$601,101
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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